SHARE-BASED PAYMENT (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands																1 Months Ended						12 Months Ended
	Dec. 01, 2019 shares	Dec. 31, 2018 CNY (¥) shares	Sep. 01, 2018 shares	May 01, 2018 USD ($) shares	Mar. 01, 2018 shares	Aug. 15, 2017 shares	Jan. 06, 2016 $ / shares shares	Jan. 05, 2016 $ / shares shares	Jun. 29, 2015 $ / shares shares	Mar. 19, 2015 USD ($) $ / shares	Jun. 19, 2014 $ / shares shares	Oct. 22, 2013 $ / shares shares	Jun. 08, 2012 USD ($) $ / shares shares	Apr. 08, 2011 $ / shares shares	Mar. 28, 2011	Jun. 28, 2018 shares	Jun. 19, 2018 USD ($) shares	Nov. 22, 2017 shares	Jun. 19, 2017 USD ($) shares	Dec. 16, 2016 $ / shares shares	Jan. 16, 2016 $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 $ / shares	Dec. 31, 2018 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum percentage of issued and outstanding ordinary shares authorized for issuance under plan															12.00%
Number of vested and non vested options													13,740,000
Number of employees granted													88
Exercise price of options previously granted | $ / shares													$ 0.4
Exercise price of options granted | $ / shares													$ 0.2
Incremental compensation cost | $													$ 670
Incremental compensation cost recognized during year | $										$ 213			178
Incremental compensation cost of unvested options | $										39,616			2,036
Share-based Compensation Arrangement by Share-based Payment Award, Accelerated Vesting, Number																	7,594,240
Sharebased Compensation Arrangement by Sharebased Payment Award Equity Instruments Other than Options Grants in Period Fair Value																							$ 7,065	¥ 48,575		¥ 78,902
After modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options | $										15,390			3,460
Before modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options | $										4,193			2,790
Fifth Modification Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental compensation cost | $				$ 32
Share-based Compensation Arrangement by Share-based Payment Award, Accelerated Vesting, Number				233,350
Sixth Modification Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Accelerated Vesting, Number				66,600
Seventh Modification Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental compensation cost | $				$ 18
Share-based Compensation Arrangement by Share-based Payment Award, Accelerated Vesting, Number				600,000
First Modification Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental compensation cost | $													670
Second Modification Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental compensation cost | $										$ 11,197
Third Modification Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Accelerated Vesting, Number																			2,828,620
Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted during period														13,864,000								0	0	0
Exercise price of share | $ / shares											$ 3.232			$ 0.40									$ 0
Number of shares options vested		35,248,669																				35,248,669						35,248,669
Intrinsic value of options exercised																						¥ 2,284	$ 332	¥ 479		11,051
Number of vested and non vested options		35,474,100																				35,474,100		41,987,560	41,987,560			35,474,100
Fair value of options | ¥																										¥ 127,333
Weighted-average grant-date fair value per share granted | $ / shares																							$ 0				$ 0.89
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period																						0	0
Employees and Directors [Member] | First anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested														5,506,600
Employees and Directors [Member] | Second anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested														5,225,800
Employees and Directors [Member] | Third anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested														1,565,800
Employees and Directors [Member] | Fourth anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested														1,565,800
Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted during period							600,000		200,000		2,000,000			5,003,980						600,000
Exercise price of share | $ / shares							$ 1.851		$ 2.55					$ 0.40						$ 1.35
Directors [Member] | First anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested									66,670
Directors [Member] | Second anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested									66,670
Directors [Member] | Third anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested									66,660
Directors [Member] | November 22, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested											666,690
Directors [Member] | November 22, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested											666,690
Directors [Member] | November 22, 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested											666,620
Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted during period														12,600,000
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted during period								2,500,000			32,561,800	2,660,000								15,900,000
Exercise price of share | $ / shares								$ 2.00				$ 0.40									$ 1.743
Exercise price of options previously granted | $ / shares										$ 3.232
Exercise price of options granted | $ / shares										$ 1.00
Incremental compensation cost | $										$ 11,197
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period																				10,000,000
Employees [Member] | First anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested											5,437,820	1,620,000
Employees [Member] | Second anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested											10,843,080	220,000
Employees [Member] | Third anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested												220,000
Employees [Member] | 180 days [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested												600,000
Employees [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested								750,000													985,300
Employees [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested								750,000													1,964,700
Employees [Member] | Share-based Compensation Award, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested								1,000,000													2,950,000
Compensation cost measured [Member] | After modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options | $										28,632			1,544
Total compensation cost | $										$ 39,829			$ 2,214
ADS [Member] | Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share | $ / shares											$ 32.32
ADS [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of options previously granted | $ / shares										$ 32.32
Exercise price of options granted | $ / shares										$ 10.00
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted during period																						5,000,000	5,000,000
Number of shares options vested		7,076,760																				7,076,760						7,076,760
Number of vested and non vested options		7,076,760																				7,076,760		12,580,280	12,580,280			7,076,760
Equity awards granted to employees recognition period																						3 months 21 days	3 months 21 days
Weighted-average grant-date fair value per share granted | $ / shares																							$ 1.41		$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																5,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period			2,000,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options		¥ 13,490																				¥ 13,490						$ 1,962
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares																							$ 1.41		$ 0.96
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number			3,000,000
Sharebased Compensation Arrangement By Sharebased Payment Award Equity Instruments Other Than Options Exercises Aggregate Intrinsic Value																						¥ 7,962	$ 1,158
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period																						0	0
Restricted Stock Units (RSUs) [Member] | Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																		350,000
Restricted Stock Units (RSUs) [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period						12,230,280
Restricted Stock Units (RSUs) [Member] | Employees [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period					4,035,994
Restricted Stock Units (RSUs) [Member] | Employees [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		4,035,994
Restricted Stock Units (RSUs) [Member] | Employees [Member] | Share-based Compensation Award, Tranche Three [Member] | Scenario, Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	4,158,292
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental compensation cost | $				$ 6													$ 4,764		$ 55
Equity awards granted to employees recognition period																						5 months 19 days	5 months 19 days
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options		¥ 15,986																				¥ 15,986						$ 2,325